Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

(7)  Fair Value Measurements

The following tables present information about our assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Marketable securities	$904	$904	$—	$—

Total assets	$904	$904	$—	$—

Liabilities:
Contingent consideration obligations(1)	$176,172	$—	$—	$176,172

Total liabilities	$176,172	$—	$—	$176,172

Description	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Marketable securities	$3,340	$3,340	$—	$—

Total assets	$3,340	$3,340	$—	$—

Liabilities:
Contingent consideration obligations(1)	$140,047	$—	$—	$140,047
Foreign exchange forward contracts(2)	447	—	447	—

Total liabilities	$140,494	$—	$447	$140,047

(1)	We determine the fair value of the contingent consideration obligations based on a probability-weighted approach derived from earn-out criteria estimates and a probability assessment with respect to the likelihood of achieving the various earn-out criteria. The measurement is based upon significant inputs not observable in the market. Significant increases or decreases in any of these inputs could result in a significantly higher or lower fair value measurement. Changes in the fair value of these contingent consideration obligations are recorded as income or expense within operating income in our consolidated statements of operations. See Note 11 for additional information on the valuation of our contingent consideration obligations.

(2)	The fair value of the foreign exchange forward contracts was measured using readily observable market inputs, such as quotations on forward foreign exchange points and foreign interest rates.

Changes in the fair value of our Level 3 contingent consideration obligations during the year ended December 31, 2012 were as follows (in thousands):

Fair value of contingent consideration obligations, January 1, 2012	$140,047
Acquisition date fair value of contingent consideration obligations recorded	75,620
Foreign currency adjustments	395
Payments	(33,211)
Present value accretion	19,230
Adjustments, net (income) expense	(25,909)

Fair value of contingent consideration obligations, December 31, 2012	$176,172

At December 31, 2012 and 2011, the carrying amounts of cash and cash equivalents, restricted cash, receivables, accounts payable and other current liabilities approximated their estimated fair values.

The carrying amount and estimated fair value of our long-term debt were $3.7 billion at December 31, 2012. The carrying amount and estimated fair value of our long-term debt were $3.3 billion at December 31, 2011. The estimated fair value of our long-term debt was determined using information derived from available market sources (Level 2 in the fair value hierarchy) and may not be representative of actual values that could have been or will be realized in the future.